Consolidated balance sheet - USD ($) $ in Millions		Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Goodwill		$ 2,964	$ 2,949
Intangible assets		5,132	5,227
Property, plant and equipment		88,031	84,310
Investments in equity accounted units		6,273	5,881
Inventories		324	338
Deferred tax assets		4,540	4,288
Receivables and other assets		2,401	1,841
Other financial assets		1,707	1,699
Total non-current assets		111,372	106,533
Current assets
Inventories		7,733	6,968
Receivables and other assets		4,663	4,996
Tax recoverable		225	159
Other financial assets		594	574
Cash and cash equivalents		8,913	8,872
Total current assets		22,128	21,569
Total assets		133,500	128,102
Current liabilities
Borrowings		(1,228)	(733)
Leases		(502)	(524)
Other financial liabilities		(401)	(249)
Trade and other payables		(9,706)	(10,133)
Tax payable		(701)	(587)
Close-down, restoration and environmental provisions		(1,215)	(1,128)
Provisions for post-retirement benefits and other employment costs		(472)	(473)
Other provisions		(1,317)	(1,103)
Total current liabilities		(15,542)	(14,930)
Non-current liabilities
Borrowings		(20,186)	(21,198)
Leases		(936)	(1,062)
Other financial liabilities		(550)	(555)
Trade and other payables		(955)	(982)
Tax payable		(38)	(39)
Deferred tax liabilities		(4,357)	(4,094)
Close-down, restoration and environmental provisions		(17,667)	(16,703)
Provisions for post-retirement benefits and other employment costs		(1,104)	(1,142)
Other provisions		(465)	(373)
Total non-current liabilities		(46,258)	(46,148)
Total liabilities		(61,800)	(61,078)
Net assets		71,700	67,024
Capital and reserves
Share premium account		4,331	4,329
Other reserves		8,249	7,788
Retained earnings		49,287	46,581
Equity attributable to owners of Rio Tinto		65,461	62,203
Attributable to non-controlling interests		6,239	4,821
Total equity		71,700	67,024
Rio Tinto Plc
Capital and reserves
Share capital	[1]	207	207
Rio Tinto Limited
Capital and reserves
Share capital	[1]	$ 3,387	$ 3,298

[1]	At 30 June 2026, Rio Tinto plc had 1,255.0 million ordinary shares in issue and held by the public, and Rio Tinto Limited had 371.8 million shares in issue and held by the public. There were no cross holdings of shares between Rio Tinto Limited and Rio Tinto plc in either period presented.